Fair Value Measurements (Details) - Schedule of provides a reconciliation changes in fair value - Level 3 [Member] - Warrant Liability [Member] - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value Measurements (Details) - Schedule of provides a reconciliation changes in fair value [Line Items]
Fair value at beginning	$ 7,891,333	$ 24,090,999
Initial value of public and private warrant liabilities			24,205,999
Change in fair value	(415,333)	(6,539,681)	(115,000)
Public warrants reclassified to level 1		(9,659,985)
Fair value at ending	$ 7,476,000	$ 7,891,333	$ 24,090,999